Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2024
Remuneration of Auditors [Abstract]
Schedule of Services Provided by the Auditors	During the financial year the following fees were paid or payable for services provided by the auditors of the Company:
	30 June 2024	30 June 2023

Audit or review of the consolidated financial statements - UHY Haines Norton	152,941	188,963
Audit and Review Services - M&K CPAS, PLLC	96,114	-
	249,055	188,963